Summary of Significant Accounting Policies (Policies) - 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").
EBP, Use of Estimate
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
EBP, Investment
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for a discussion of fair value measurements.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation/(depreciation) in the fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments. Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.
EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Delinquent participant loans are reclassified as distributions based on the terms of the Plan document.
EBP, Risk and Uncertainty
Risks and Uncertainties
The Plan provides for various investment options in a combination of different investment securities, including a Plexus Corp. Common Stock fund. The Plan’s investments are exposed to various risks, including, but not limited to, interest rate, market, and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term would materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid except for any excess contributions payable to participants, which are recorded as they become payable.
EBP, Expense
Administrative Expenses
Certain expenses of maintaining the Plan are paid directly by the Company and are not reflected within the financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participants' accounts and are included in administrative expenses. Investment related expenses are included in net appreciation/(depreciation) of the fair value of investments.

EBP, Subsequent Event
Subsequent Events
Subsequent events have been evaluated through the date the financial statements were issued. Plan management is not aware of any subsequent events that would require recognition or disclosure in the financial statements.